Share-Based Payments (Schedule of Balances of Options) (Details)	12 Months Ended
	Dec. 31, 2020 shares ₪ / shares	Dec. 31, 2019 shares ₪ / shares	Dec. 31, 2018 shares ₪ / shares
Number of options
Balance as at January 1	3,564,000	780,000	964,000
Granted during the year	11,490,000	2,944,000
Forfeited during the year	(1,639,000)	(160,000)	(159,000)
Exercised during the year	(26,000)		(25,000)
Total options outstanding as at December 31	13,389,000	3,564,000	780,000
Total of exercisable options as at December 31	579,000	759,000	766,000
Weighted average of exercise price
Balance as at January 1 | ₪ / shares	₪ 17.8	₪ 25.9	₪ 28
Granted during the year | ₪ / shares	14.5	15.66
Forfeited during the year | ₪ / shares	19.9	16.96	36.6
Exercised during the year | ₪ / shares	15.7		25.6
Total options outstanding as at December 31 | ₪ / shares	14.7	17.8	25.9
Total of exercisable options as at December 31 | ₪ / shares	₪ 15.8	₪ 25.8	₪ 25.8
RSU [Member]
Number of options
Balance as at January 1	987,000
Granted during the year	629,000	1,019,000
Forfeited during the year	(203,000)	(32,000)
Exercised during the year	(309,000)
Total options outstanding as at December 31	1,104,000	987,000
Total of exercisable options as at December 31	285,000